Asset Retirement Obligations (Details) - Centennial Resource Production, LLC (Centennial OpCo) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset retirement obligations, beginning of year	$ 2,288
Liabilities assumed	66
Liabilities incurred	174
Liabilities settled	(9)
Accretion expense	129	$ 101
Revision of estimated liabilities	32
Asset Retirement Obligations, Noncurrent, Ending Balance	$ 2,680